Loss for the Year - Summary of Loss for the Year (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Profit (loss) [abstract]
- Salary	¥ 5,142	$ 788	¥ 5,023	¥ 4,654
- Retirement benefit scheme Contributions	50	8	57	50
- Share-based payments	0	0	0	0
Total directors and key management's Remuneration	5,192	796	5,080	4,704
Other staff costs	249,177	38,188	225,921	239,726
Retirement benefit scheme contributions, excluding those of directors and key management	25,738	3,944	31,805	29,973
Total staff costs	280,107	42,928	262,806	274,403
- Cost of sales	1,837,583	281,622	2,265,418	2,779,768
- Sales of scrap materials	311,601	47,755	392,195	448,773
- Research and development expense	43,636	6,688	38,786	33,601
Total cost of inventories recognized as an expense	2,192,820	336,065	2,696,399	3,262,142
Amortization of prepaid lease payments	0	0	0	9,425
Depreciation of property, plant and equipment	130,798	20,046	136,572	146,075
Depreciation of right-of-use assets	9,425	1,444	9,425	0
Impairment charge on property, plant and equipment	54,000	8,276	0	0
Loss on disposal of property, plant and equipment	¥ 1,794	$ 275	¥ 574	¥ 18,512